Total
(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target Today Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target Today Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target Today Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.76%	0.76%
Acquired Fund Fees and Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses		0.98%	1.73%
Fee Waivers		(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target Today Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	833	1,051	1,675
Class C	237	508	903	2,009

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target Today Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	508	903	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.
Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	30%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	10.8%
Wells Fargo Factor Enhanced International Equity Portfolio	6.9%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	5.0%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.7%
Wells Fargo U.S. REIT Portfolio	2.5%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.1%
Fixed Income Securities	70%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	34.5%
Wells Fargo Investment Grade Corporate Bond Portfolio	17.9%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	11.7%
Wells Fargo Emerging Markets Bond Portfolio	2.9%
Wells Fargo High Yield Corporate Bond Portfolio	2.9%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 1st Quarter 2019	+5.66%
Lowest Quarter: 4th Quarter 2016	-2.84%

Year-to-date total return as of 3/31/2020 is -6.93%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target Today Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Mar. 01, 1994	6.39%	2.02%	2.97%
Class A | (after taxes on distributions)		Mar. 01, 1994	5.29%	0.29%	1.71%
Class A | (after taxes on distributions and the sale of Fund Shares)		Mar. 01, 1994	3.99%	1.22%	2.02%
Class C		Dec. 01, 1998	11.14%	2.46%	2.82%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)			13.33%	4.67%	5.50%
Wells Fargo Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		13.75%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2010 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2010 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2010 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.78%	0.78%
Acquired Fund Fees and Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses		1.00%	1.75%
Fee Waivers		(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2010 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	838	1,059	1,695
Class C	237	512	912	2,029

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2010 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	512	912	2,029

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	30%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	10.8%
Wells Fargo Factor Enhanced International Equity Portfolio	6.9%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	5.0%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.7%
Wells Fargo U.S. REIT Portfolio	2.5%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.1%
Fixed Income Securities	70%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	34.5%
Wells Fargo Investment Grade Corporate Bond Portfolio	17.9%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	11.7%
Wells Fargo Emerging Markets Bond Portfolio	2.9%
Wells Fargo High Yield Corporate Bond Portfolio	2.9%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+6.26%
Lowest Quarter: 4th Quarter 2018	-3.21%

Year-to-date total return as of 3/31/2020 is -7.11%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2010 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Mar. 01, 1994	6.80%	2.17%	3.36%
Class A | (after taxes on distributions)		Mar. 01, 1994	5.68%	0.21%	1.93%
Class A | (after taxes on distributions and the sale of Fund Shares)		Mar. 01, 1994	4.28%	1.30%	2.30%
Class C		Dec. 01, 1998	11.31%	2.60%	3.19%
S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)			14.30%	5.16%	6.21%
Wells Fargo Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		14.13%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2015 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Target 2015 Fund)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Target 2015 Fund)	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.73%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Target 2015 Fund)	1 Year	3 Years	5 Years	10 Years
Class A | | USD ($)	633	827	1,038	1,644

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	35%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	13.5%
Wells Fargo Factor Enhanced International Equity Portfolio	8.7%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	4.0%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.4%
Wells Fargo U.S. REIT Portfolio	2.9%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.6%
Fixed Income Securities	65%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	32.0%
Wells Fargo Investment Grade Corporate Bond Portfolio	16.7%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	10.8%
Wells Fargo Emerging Markets Bond Portfolio	2.7%
Wells Fargo High Yield Corporate Bond Portfolio	2.7%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+7.16%
Lowest Quarter: 3rd Quarter 2011	-4.00%

Year-to-date total return as of 3/31/2020 is -8.38%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2015 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	[1]	Nov. 30, 2012	7.45%	2.63%	4.06%
Class A | (after taxes on distributions)		Nov. 30, 2012	5.84%	(0.09%)	2.24%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	4.98%	1.56%	2.82%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)			15.40%	5.67%	6.92%
Wells Fargo Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)	[2]		14.88%
[1]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[2]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2020 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2020 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2020 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.53%	0.53%
Acquired Fund Fees and Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses		0.76%	1.51%
Fee Waivers		(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2020 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	789	958	1,449
Class C	237	462	809	1,788

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2020 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	462	809	1,788

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	40%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	16.2%
Wells Fargo Factor Enhanced International Equity Portfolio	10.4%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.0%
Wells Fargo U.S. REIT Portfolio	3.3%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.1%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3.0%
Fixed Income Securities	60%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	29.6%
Wells Fargo Investment Grade Corporate Bond Portfolio	15.4%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	10.0%
Wells Fargo Emerging Markets Bond Portfolio	2.5%
Wells Fargo High Yield Corporate Bond Portfolio	2.5%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+8.30%
Lowest Quarter: 3rd Quarter 2011	-6.44%

Year-to-date total return as of 3/31/2020 is -9.88%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2020 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Mar. 01, 1994	8.56%	3.22%	4.84%
Class A | (after taxes on distributions)		Mar. 01, 1994	7.41%	1.04%	3.35%
Class A | (after taxes on distributions and the sale of Fund Shares)		Mar. 01, 1994	5.42%	2.11%	3.53%
Class C		Dec. 01, 1998	13.32%	3.67%	4.66%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)			16.52%	6.16%	7.55%
Wells Fargo Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		16.04%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2025 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Target 2025 Fund)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Target 2025 Fund)	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Target 2025 Fund)	1 Year	3 Years	5 Years	10 Years
Class A | | USD ($)	633	791	962	1,459

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	50%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	21.8%
Wells Fargo Factor Enhanced International Equity Portfolio	14.0%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	5.5%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.2%
Wells Fargo U.S. REIT Portfolio	2.5%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	2.0%
Fixed Income Securities	50%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	26.6%
Wells Fargo Investment Grade Corporate Bond Portfolio	13.9%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	5.0%
Wells Fargo Emerging Markets Bond Portfolio	2.3%
Wells Fargo High Yield Corporate Bond Portfolio	2.3%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+9.65%
Lowest Quarter: 3rd Quarter 2011	-9.06%

Year-to-date total return as of 3/31/2020 is -12.31%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2025 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	[1]	Nov. 30, 2012	9.90%	3.91%	5.81%
Class A | (after taxes on distributions)		Nov. 30, 2012	8.20%	(0.02%)	3.27%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	6.60%	2.39%	4.15%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)			18.38%	6.73%	8.13%
Wells Fargo Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)	[2]		17.63%
[1]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[2]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2030 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2030 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2030 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		0.75%	1.50%
Fee Waivers		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2030 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	787	954	1,439
Class C	237	459	804	1,778

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2030 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	459	804	1,778

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	60%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	27.9%
Wells Fargo Factor Enhanced International Equity Portfolio	17.9%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.0%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.3%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portoflio	1.0%
Wells Fargo U.S. REIT Portfolio	1.0%
Fixed Income Securities	40%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	22.9%
Wells Fargo Investment Grade Corporate Bond Portfolio	11.9%
Wells Fargo Emerging Markets Bond Portfolio	1.9%
Wells Fargo High Yield Corporate Bond Portfolio	1.9%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	1.3%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local and regional market conditions.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+10.66%
Lowest Quarter: 3rd Quarter 2011	-11.87%

Year-to-date total return as of 3/31/2020 is -14.82%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2030 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Mar. 01, 1994	11.47%	4.64%	6.61%
Class A | (after taxes on distributions)		Mar. 01, 1994	10.32%	1.93%	4.84%
Class A | (after taxes on distributions and the sale of Fund Shares)		Mar. 01, 1994	7.30%	3.18%	4.99%
Class C		Dec. 01, 1998	16.35%	5.10%	6.46%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)			20.38%	7.27%	8.66%
Wells Fargo Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		19.14%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2035 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Target 2035 Fund)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Target 2035 Fund)	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Target 2035 Fund)	1 Year	3 Years	5 Years	10 Years
Class A | | USD ($)	633	797	975	1,490

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	70%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	33.6%
Wells Fargo Factor Enhanced International Equity Portfolio	21.6%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.4%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.4%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	30%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	17.8%
Wells Fargo Investment Grade Corporate Bond Portfolio	9.2%
Wells Fargo High Yield Corporate Bond Portfolio	1.5%
Wells Fargo Emerging Markets Bond Portfolio	1.5%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+11.64%
Lowest Quarter: 3rd Quarter 2011	-13.90%

Year-to-date total return as of 3/31/2020 is -17.30%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2035 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	[1]	Nov. 30, 2012	12.73%	5.23%	7.38%
Class A | (after taxes on distributions)		Nov. 30, 2012	11.64%	2.14%	5.35%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	8.09%	3.61%	5.60%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)			22.18%	7.77%	9.13%
Wells Fargo Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)	[2]		20.54%
[1]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[2]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2040 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2040 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2040 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses		0.76%	1.51%
Fee Waivers		(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2040 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	789	958	1,449
Class C	237	462	809	1,788

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2040 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	462	809	1,788

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040 . As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	80%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	38.4%
Wells Fargo Factor Enhanced International Equity Portfolio	24.6%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.6%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.4%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	20%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	11.8%
Wells Fargo Investment Grade Corporate Bond Portfolio	6.2%
Wells Fargo Emerging Markets Bond Portfolio	1.0%
Wells Fargo High Yield Corporate Bond Portfolio	1.0%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+12.23%
Lowest Quarter: 3rd Quarter 2011	-15.45%

Year-to-date total return as of 3/31/2020 is -19.34%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2040 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Mar. 01, 1994	13.74%	5.63%	7.83%
Class A | (after taxes on distributions)		Mar. 01, 1994	12.81%	2.92%	6.06%
Class A | (after taxes on distributions and the sale of Fund Shares)		Mar. 01, 1994	8.64%	3.99%	6.05%
Class C		Jul. 01, 1998	18.74%	6.09%	7.67%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)			23.37%	8.11%	9.45%
Wells Fargo Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		21.56%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2045 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Target 2045 Fund)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Target 2045 Fund)	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Target 2045 Fund)	1 Year	3 Years	5 Years	10 Years
Class A | | USD ($)	633	813	1,009	1,573

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	85%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	40.8%
Wells Fargo Factor Enhanced International Equity Portfolio	26.2%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.2%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.8%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	15%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	8.9%
Wells Fargo Investment Grade Corporate Bond Portfolio	4.6%
Wells Fargo Emerging Markets Bond Portfolio	0.8%
Wells Fargo High Yield Corporate Bond Portfolio	0.8%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+12.48%
Lowest Quarter: 3rd Quarter 2011	-16.00%

Year-to-date total return as of 3/31/2020 is -20.55%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2045 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	[1]	Nov. 30, 2012	14.53%	5.93%	8.19%
Class A | (after taxes on distributions)		Nov. 30, 2012	13.69%	3.02%	6.26%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	9.07%	4.22%	6.31%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)			24.02%	8.32%	9.67%
Wells Fargo Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)	[2]		22.24%
[1]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[2]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2050 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2050 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2050 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.16%	0.16%
Total Annual Fund Operating Expenses		0.83%	1.58%
Fee Waivers		(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2050 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	803	988	1,521
Class C	237	476	839	1,859

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2050 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	476	839	1,859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	90%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.2%
Wells Fargo Factor Enhanced International Equity Portfolio	27.7%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.8%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.3%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	10%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	5.9%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.1%
Wells Fargo Emerging Markets Bond Portfolio	0.5%
Wells Fargo High Yield Corporate Bond Portfolio	0.5%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 3rd Quarter 2010	+12.37%
Lowest Quarter: 3rd Quarter 2011	-16.01%

Year-to-date total return as of 3/31/2020 is -21.50%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2050 Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Class A		Nov. 30, 2012	14.67%	6.05%	8.28%
Class A | (after taxes on distributions)		Nov. 30, 2012	13.45%	2.61%	5.97%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	9.43%	4.20%	6.29%
Class C		Nov. 30, 2012	19.80%	6.51%	8.11%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)			24.02%	8.32%	9.67%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)			24.35%	8.49%
Wells Fargo Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		22.57%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2055 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Target 2055 Fund)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Target 2055 Fund)	Class A
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.95%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Target 2055 Fund)	1 Year	3 Years	5 Years	10 Years
Class A | | USD ($)	633	880	1,146	1,906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months.
At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	90%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.2%
Wells Fargo Factor Enhanced International Equity Portfolio	27.7%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.8%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.3%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	10%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	5.9%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.1%
Wells Fargo Emerging Markets Bond Portfolio	0.5%
Wells Fargo High Yield Corporate Bond Portfolio	0.5%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 1st Quarter 2012	+11.13%
Lowest Quarter: 4th Quarter 2018	-10.48%

Year-to-date total return as of 3/31/2020 is -21.60%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2055 Fund) -		Inception Date of Share Class	1 Year	5 Years	Since inception
Class A	[1]	Nov. 30, 2012	14.74%	6.03%	7.26%
Class A | (after taxes on distributions)		Nov. 30, 2012	14.20%	4.21%	5.98%
Class A | (after taxes on distributions and the sale of Fund Shares)		Nov. 30, 2012	9.01%	4.47%	5.62%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)			24.48%	8.58%	9.26%
Wells Fargo Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)	[2]		22.57%
[1]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[2]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Target Date Retirement Funds - Classes A and C) | (Wells Fargo Target 2060 Fund)
Investment Objective
The Fund seeks total return over time, consistent with its strategic target asset allocation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 82 and 83 of the Prospectus and "Additional Purchase and Redemption Information" on page 84 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 116 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Target 2060 Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Target 2060 Fund)		Class A	Class C
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		1.35%	1.35%
Acquired Fund Fees and Expenses		0.16%	0.16%
Total Annual Fund Operating Expenses		1.61%	2.36%
Fee Waivers		(1.01%)	(1.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Target 2060 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	960	1,311	2,296
Class C	237	640	1,169	2,619

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Target 2060 Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	137	640	1,169	2,619

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.
The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets.The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.
The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.
The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.
The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.
Prior to July 1, 2020, the U.S. large-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Large Cap Index, the U.S. small-capitalization companies allocation was designed to track the Wells Fargo Factor Enhanced Small Cap Index, the international developed markets allocation was designed to track the Wells Fargo Factor Enhanced International Index, and the emerging markets allocation was designed to track the Wells Fargo Factor Enhanced Emerging Market Index. Effective July 1, 2020, these allocations will no longer seek to track indexes and their portfolios will be realigned with the methodology summarized above over a period of approximately three months. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation consistent with the Fund's target year. Factors that the portfolio managers may consider include but are not limited to market trends, their outlook for a given market capitalization, and the Underlying Funds' performance in various market conditions.

Portfolio Asset Allocation
The following table provides the Fund's target allocations to various underlying portfolios as of July 1, 2020.

Portfolio	Target Allocation[1]
Equity Securities	90%
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.2%
Wells Fargo Factor Enhanced International Equity Portfolio	27.7%
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.8%
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.3%
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.0%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	10%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	5.9%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.1%
Wells Fargo Emerging Markets Bond Portfolio	0.5%
Wells Fargo High Yield Corporate Bond Portfolio	0.5%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%

1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.
Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com.

Highest Quarter: 1st Quarter 2019	+10.57%
Lowest Quarter: 4th Quarter 2018	-10.65%

Year-to-date total return as of 3/31/2020 is -21.55%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Target 2060 Fund) -		Inception Date of Share Class	1 Year	5 Years	Since inception
Class A		Jun. 30, 2015	14.83%		6.17%
Class A | (after taxes on distributions)		Jun. 30, 2015	14.32%		5.53%
Class A | (after taxes on distributions and the sale of Fund Shares)		Jun. 30, 2015	9.04%		4.69%
Class C		Jun. 30, 2015	20.00%		6.79%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)			24.48%		9.26%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)			24.73%
Wells Fargo Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		22.57%
[1]	Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.